QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                       -------------------------------

                      Date of reporting period: 09/30/2008
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Epoch Global Equity Shareholder Yield Fund;
Epoch International Small Cap Fund; and
Epoch US All Cap Equity Fund.

                   EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2008
                                   (unaudited)

 Number                                 % of Total  Market
 of Shares    Security Description      Investments  Value
----------------------------------      ---------------------
--------      --------------------      -------    ----------

              COMMON STOCKS:            93.17%

              AUSTRALIA:                 3.23%
 95,700       Australia & New Zealand Banking      1,418,633
1,535,909     Fairfax Media Ltd.                   3,205,725
571,000       Lion Nathan Ltd.                     4,184,780
 98,800       St George Bank                       2,233,983
152,700       Westpac Banking Corp                 2,593,164
                                                   ----------
                                                   ----------
                                                  13,636,285
                                                   ----------
                                                   ----------

              AUSTRIA:                   0.98%
237,400       Telekom Austria AG                   4,140,589
                                                   ----------
                                                   ----------

              BELGIUM:                   2.83%
132,250       Belgacom SA                          4,930,668
119,100       InBev                                7,013,934
                                                   ----------
                                                   ----------
                                                  11,944,602
                                                   ----------
                                                   ----------

              BRAZIL:                    0.50%
163,400       Redecard SA                          2,114,528
                                                   ----------
                                                   ----------

              CANADA:                    1.93%
136,200       Manitoba Telecom Services Inc.       5,042,303
333,500       Yellow Pages Income Fund             3,129,905
                                                   ----------
                                                   ----------
                                                   8,172,208
                                                   ----------
                                                   ----------

              FINLAND:                   1.88%
155,650       Fortum Oyj                           5,166,579
148,700       Nokia Corp Sponsored ADR             2,773,255
                                                   ----------
                                                   ----------
                                                   7,939,834
                                                   ----------
                                                   ----------

              FRANCE:                    4.26%
 18,400       Air Liquide                          2,005,179
276,000       France Telecom SA                    7,692,799
 85,700       Total SA                             5,136,846
102,400       Vivendi                              3,174,150
                                                   ----------
                                                   ----------
                                                  18,008,974
                                                   ----------
                                                   ----------


              GERMANY:                   2.37%
111,700       BASF AG                              5,306,853
 49,550       RWE AG                               4,708,229
                                                   ----------
                                                   ----------
                                                  10,015,082
                                                   ----------
                                                   ----------

              GREAT BRITAIN:            12.20%
190,600       Astrazeneca Plc Sponsored ADR        8,363,528
100,900       British American Tobacco             3,295,511
123,200       Diageo Plc Sponsored ADR             8,483,552
1,187,450     GKN Plc                              4,137,259
236,500       Imperial Tobacco Group               7,564,406
449,250       National Grid                        5,709,287
1,846,600     Tomkins Plc                          5,053,399
459,759       United Utilities                     5,687,359
1,503,800     Vodafone Group Plc                   3,284,205
                                                   ----------
                                                   ----------
                                                  51,578,506
                                                   ----------
                                                   ----------

              IRELAND:                   0.77%
1,986,550     Independent News & Media Plc         3,243,901
                                                   ----------
                                                   ----------

              ITALY:                     4.80%
464,400       Arnoldo Mondadori Editore            2,327,300
870,400       Enel S.p.A.                          7,216,793
 89,000       Eni S.p.A. - ADR                     4,712,550
227,200       Intesa Sanpaolo                      1,229,744
1,320,400     Terna S.p.A.                         4,823,397
                                                   ----------
                                                   ----------
                                                  20,309,784
                                                   ----------
                                                   ----------

              JAPAN:                     0.52%
  5,400       Nintendo                             2,211,361
                                                   ----------
                                                   ----------

              MALAYSIA:                  0.32%
112,800       British American Tobacco             1,358,839
                                                   ----------
                                                   ----------

              NETHERLANDS:               0.51%
 36,800       Royal Dutch Shell Plc ADR A          2,171,568
                                                   ----------
                                                   ----------

              NORWAY:                    1.41%
218,000       DNB Nor ASA                          1,643,188
181,700       Statoilhydro ASA - ADR               4,324,460
                                                   ----------
                                                   ----------
                                                   5,967,648
                                                   ----------
                                                   ----------

              PHILIPPINES:               0.87%
 65,531       Philippine Long Distance - ADR       3,692,016
                                                   ----------
                                                   ----------

              SINGAPORE:                 0.59%
893,000       Singapore Press Holdings             2,478,653
                                                   ----------
                                                   ----------

              SOUTH KOREA:               0.27%
 67,400       KT Corp Spons ADR                    1,131,646
                                                   ----------
                                                   ----------

              SPAIN:                     1.26%
225,600       Telefonica SA                        5,332,120
                                                   ----------
                                                   ----------

              SWEDEN:                    0.59%
143,800       Swedish Match AB  Fuerer             2,483,342
                                                   ----------
                                                   ----------

              SWITZERLAND:               2.95%
149,600       Nestle SA                            6,442,744
 20,400       Swisscom AG Ittigen                  6,042,352
                                                   ----------
                                                   ----------
                                                  12,485,096
                                                   ----------
                                                   ----------

              TAIWAN:                    2.60%
215,000       Chunghwa Telecom Co. Ltd. ADR        5,089,050
902,696       Far Eastone Tele Co. Ltd.            1,140,454
509,283       Taiwan Semiconductor Spon ADR        4,771,982
                                                   ----------
                                                   ----------
                                                  11,001,486
                                                   ----------
                                                   ----------

              UNITED STATES:            45.52%
373,900       Altria Group Inc.                    7,418,176
228,955       AT&T Inc.                            6,392,424
 56,200       Automatic Data Processing            2,402,550
113,450       Ball Corp                            4,480,141
122,600       Bristol Myers Squibb Co.             2,556,210
186,400       CBS Corp -Class B                    2,717,712
206,200       Centurytel Inc.                      7,557,230
 31,300       Chevron Corp.                        2,581,624
 81,300       Conocophillips                       5,955,225
 44,600       Davita Inc.                          2,542,646
 51,900       Diamond Offshore Drilling Inc.       5,348,814
161,200       Dow Chemical Co.                     5,122,936
144,000       Du Pont E I De Nemours & Co.         5,803,200
369,250       Duke Energy Co.                      6,436,028
 33,400       Exxon Mobil Colrp.                   2,593,844
431,300       Frontier Communications Corp.        4,959,950
 91,600       Genuine Parts Co.                    3,683,236
111,100       Great Plains Energy Inc.             2,468,642
 65,700       International Flavoris & Fragrances  2,592,522
 36,100       Johnson & Johnson                    2,501,008
 91,100       Kinder Morgan Energy Partners        4,739,933
 29,300       Laclede Group Inc.                   1,420,757
108,400       Lorillard Inc.                       7,712,660
 34,300       Magellan Midstream Partners - LP     1,111,320
 83,900       Microchip Technology Inc.            2,469,177
134,200       New York community Bancorp           2,253,218
154,100       Nstar                                5,162,350
 85,200       Nucor Corp.                          3,365,400
 21,600       Oneok Partners, LP                   1,095,768
195,000       Packaging Corporation of America     4,520,100
126,800       Philip Morris International          6,099,080
 59,800       Progress Energy Inc.                 2,579,174
122,400       Reynolds American Inc.               5,951,088
143,100       Scana Corp.                          5,570,883
179,500       Southern Company                     6,765,355
194,900       Southern Copper Corp                 3,718,692
204,700       Teco Energy Inc.                     3,219,931
 21,100       Transocean Inc New                   2,317,624
 78,100       US Bancorp                           2,813,162
156,000       UST Inc.                            10,380,240
121,500       Ventas Inc.                          6,004,530
226,200       Verizon Communications               7,258,758
226,550       Westar Energy Inc.                   5,219,712
417,200       Windstream Corp                      4,564,168
                                                   ----------
                                                   ----------
                                                 192,427,197
                                                   ----------
                                                   ----------


              Total Securities          93.17%  $ 393,845,265
              Cash and Cash Equivalents  6.83%     28,893,914
                                        -------    ----------
                                        -------    ----------
              TOTAL INVESTMENTS         100.00% $ 422,739,179
                                        =======    ==========
                                        =======    ==========

 ADR--Security represented is held by the custodian bank in the form of American Depository Receipts. GDR--Security represented is held by the custodian bank in the form of Global Depository Receipts.


FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2008:

Valuation Inputs:                              Investment in Securities:
-----------------                              -------------------------
Level 1 - Quoted Prices                          $ 393,845,265
Level 2 - Other Significant Observable Inputs                -
Level 3 - Significant Unobservable Inputs                    -
                                                       -------
                                                       -------
 Total:                                          $ 393,845,265
                                                       -------

                       EPOCH INTERNATIONAL SMALL CAP FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2008
                                   (unaudited)


 Number of                      % of Total       Market
  Shares   Security Description   Investments     Value
---------  -------------------  --------------------------
---------  -------------------  --------        ----------

           COMMON STOCKS:        90.09%


           AUSTRALIA:             0.92%
 101,850   AGL Energy Ltd                       1,103,160
  94,800   Ansell Ltd.                            951,851
                                                ----------
                                                ----------
                                                2,055,011
                                                ----------
                                                ----------

           AUSTRIA:               1.14%
  18,700   Andritz AG                             789,720
   6,800   Flughafen Wien AG                      425,587
  76,750   Telekom Austria AG                   1,338,627
                                                ----------
                                                ----------
                                                2,553,934
                                                ----------
                                                ----------

           BELGIUM:               4.92%
  10,783   Ackermans & Van Haaren                 964,185
  49,910   CompAGnie d'Entreprises CFE          4,141,025
  18,100   KBC Ancora                           1,163,133
 191,002   Telenet Group Holding                3,901,355
  28,025   Umicore SA                             851,545
                                                ----------
                                                ----------
                                               11,021,243
                                                ----------
                                                ----------

           BRAZIL:                4.64%
 161,350   All American Latina Logistica        1,090,997
 275,000   Brazil Broker Participacoes            853,922
 130,850   DiAGnosticos DA America SA           1,732,098
  58,850   Kroton Educational SA                  428,534
 140,800   Localiza Rent A Car                    726,483
 103,500   MRV Engenharia                       1,073,975
 347,350   Redecard SA                          4,494,990
                                                ----------
                                                ----------
                                               10,400,999
                                                ----------
                                                ----------


           CHINA:                 2.61%
2,451,614  China Fishery Group Ltd              1,726,850
6,098,426  Dalian Port (PDA) Co. Ltd.           2,080,784
  79,850   Shanda Interactive Entmt Ltd.        2,040,167
                                                ----------
                                                ----------
                                                5,847,801
                                                ----------
                                                ----------

           DENMARK:               0.80%
  17,650   Carlsberg A/S                        1,325,840
   9,550   FLSmidth & Co. AS                      474,048
                                                ----------
                                                ----------
                                                1,799,888
                                                ----------
                                                ----------

           FRANCE:                3.47%
  30,875   EDF Energies Nouvelles SA            1,520,326
  33,455   Eurofins Scientific                  2,601,506
  17,500   Generale De Geopphysique-Veritas       545,413
   9,793   Group Bourbon SA                       481,669
  11,750   Nexans SA                            1,025,179
  28,300   Sechilienne SA                       1,597,500
                                                ----------
                                                ----------
                                                7,771,593
                                                ----------
                                                ----------

           GERMANY:               9.35%
  36,300   Fresenius Medical Care AG & Co.      1,873,819
  42,006   Fresenius SE PFD                     3,026,959
  27,080   Hamburger Hafen und Logistik AG      1,601,062
  23,000   K & S AG                             1,574,822
  17,500   Kloeckner & Co. SE                     395,880
 143,950   Kontron AG                           1,458,996
  21,830   Linde                                2,319,507
  25,550   Morphosys AG                         1,555,561
 100,602   Rhoen-Klinikum AG                    2,917,319
  24,750   Software AG Darmstadt                1,392,926
  71,045   Stada Arzneimittel AG                2,828,284
                                                ----------
                                                ----------
                                               20,945,135
                                                ----------
                                                ----------

           GREAT BRITAIN:        17.26%
  74,500   Admiral Group PLC                    1,345,916
 208,200   AGgreko PLC                          2,014,076
 130,500   Axon Group PLC                       1,585,290
1,471,750  Cable & Wireless PLC                 4,335,385
 519,320   Cobham PLC                           1,755,317
  56,853   Homeserve PLC                        1,482,472
 180,700   Intertek Group PLC                   2,680,769
  26,577   Lonmin PLC                           1,075,702
 320,908   Northumbrian Water Group PLC         1,633,587
1,159,500  Rentokil Initial PLC                 1,424,018
 359,105   Serco Group PLC                      2,310,603
1,565,125  Spice                                2,952,912
 246,429   SSL International PLC                1,966,110
 107,700   Synergy Health PLC                   1,494,264
 150,898   Tullow Oil PLC                       1,914,999
  60,160   Ultra Electronics Holdings PLC       1,349,193
  54,757   Venture Production                     592,569
 358,909   VT Group PLC                         3,321,875
 189,060   Wellstream Holdings PLC              3,432,381
                                                ----------
                                                ----------
                                               38,667,438
                                                ----------
                                                ----------

           GREECE:                0.76%
 204,318   Intralot SA                          1,714,206
                                                ----------
                                                ----------

           HONG KONG:             0.34%
1,118,750  Peace Mark Holdings Ltd.               216,067
3,762,310  Citic 1616 Holdings Ltd.               547,389
                                                ----------
                                                ----------
                                                  763,456
                                                ----------
                                                ----------

           INDIA:                 0.31%
 104,450   United Phosphorous Ltd.                703,072
                                                ----------
                                                ----------

           ITALY:                 3.04%
 113,850   ACEA SPA                             1,618,693
  54,350   Ansaldo STS SPA                        763,555
 159,800   Astaldi SPA                          1,064,015
  94,700   Danieli & Co RNC                     1,379,750
  87,800   Davide Campari Milano SPA              705,115
 287,600   IFIL Investments SPA                 1,279,340
                                                ----------
                                                ----------
                                                6,810,468
                                                ----------
                                                ----------

           JAPAN:                16.47%
  42,800   Aeon Delight Co. Ltd.                  989,432
 149,160   Air Water Inc.                       1,465,140
  95,250   Asahi Pretec Corp                    1,810,990
  85,095   Daiseki Co. Ltd.                     2,232,158
 124,363   Dowa Mining Rts                              -
  38,950   Exedy Corp.                            716,301
     650   GEO Co. Ltd.                           621,296
  39,000   Hisaka Works Ltd.                      667,909
 562,224   Hokuhoku Financial Group, Inc.       1,209,540
 195,600   Iwatani International                  452,180
  64,750   J G C Corp.                          1,010,535
  59,200   Japan Digital Labs co.                 635,682
   2,550   Jupiter Telecommunication            1,828,647
 227,440   Kansai Paint Co.                     1,388,504
 665,550   Mitsui Mining Co. Ltd.               1,456,950
  57,750   Moshi Moshi Hotline, Inc.            1,495,789
   1,311   MTI Ltd.                             1,447,320
  16,550   Nakanishi Inc.                       1,405,454
 213,000   Nippon Synthetic Chem                  659,219
  96,550   NSD Co. Ltd.                           775,279
     393   Osaka Securities Exchange            1,075,021
   1,240   Seven Bank Ltd.                      3,264,390
 174,770   Shinko Plantech Co. Ltd.             1,365,442
 111,055   Suruga Bank Ltd.                     1,253,272
  87,853   Sysmex Corporation                   3,871,235
  48,400   Torishima Pump Manufacturing           862,231
  47,760   Tsuruha Holdings Inc.                1,419,551
  51,200   Unicharm Petcare Corp                1,521,797
                                                ----------
                                                ----------
                                               36,901,264
                                                ----------
                                                ----------
                                  0.83%
           MEXICO:
 430,740   Kimberly Clark De Mexico             1,864,149
                                                ----------
                                                ----------

           NETHERLANDS:           3.18%
  94,724   Boskalis Westminster N.V.            4,421,653
  16,350   Fugro NV                               954,009
  37,316   Nutreco Holding N.V.                 1,739,259
                                                ----------
                                                ----------
                                                7,114,921
                                                ----------
                                                ----------

           NORWAY:                1.60%
  97,900   Acergy SA                              955,649
 106,800   Odim ASA                             1,396,078
  18,400   Petroleum Geo Services ASA             237,712
  74,500   Subsea & Inc.                          987,768
                                                ----------
                                                ----------
                                                3,577,207
                                                ----------
                                                ----------

           PHILIPPINES:           1.08%
  42,950   Philippine Long Distance SP ADR      2,419,803
                                                ----------
                                                ----------

           PORTUGAL:              0.82%
 216,610   Jeronimo Martins, SGPS S/A           1,829,531
                                                ----------
                                                ----------

           RUSSIA:                0.49%
  94,250   RGI International Ltd.                 242,694
  12,200   Wimm Bill Dann Foods ADR               860,100
                                                ----------
                                                ----------
                                                1,102,794
                                                ----------
                                                ----------

           SINGAPORE:             0.33%
 740,870   Goodpack Ltd.                          728,521
                                                ----------
                                                ----------

           SOUTH KOREA:           0.37%
   4,565   Hite Brewery                           831,649
                                                ----------
                                                ----------

           SPAIN:                 4.31%
  75,300   Ebro Puleva SA                       1,180,838
 138,166   Indra Sistemas SA                    3,263,658
  11,595   Pescanova SA                           489,668
  61,160   Prosegur, Compania De Seguridad      2,109,326
  37,250   Red Electrica Corporacion SA         1,879,860
 119,100   Tubacex                                744,397
                                                ----------
                                                ----------
                                                9,667,747
                                                ----------
                                                ----------

           SWEDEN:                1.13%
 124,900   Getinge AB                           2,534,416
                                                ----------
                                                ----------

           SWITZERLAND:           8.31%
   1,045   Calida Holding AG                      380,951
   5,390   Kuehne & NAGel International AG        354,694
  17,490   Lonza Group AG                       2,181,562
  47,800   Bank Sarasin & Cie AG                1,825,813
   1,450   SGS SA                               1,694,603
   4,569   Sonova Holding AG                      293,931
   4,447   St. Galler Kontonalbank              1,839,672
  23,950   Swatch Group AG                        790,701
  18,125   Syngenta AG                          3,841,360
  17,800   Synthes Inc.                         2,449,249
 158,724   Temenos Group AG                     2,964,020
                                                ----------
                                                ----------
                                               18,616,556
                                                ----------
                                                ----------

           TAIWAN:                1.63%
1,161,000  Far Eastone Tele Co. Ltd.            1,466,792
 190,100   Nan Ya Printed Circuit                 576,525
 553,950   President Chain Store Corp.          1,600,892
                                                ----------
                                                ----------
                                                3,644,209
                                                ----------
                                                ----------


           Total Securities      90.09%      $ 201,887,011
           Cash and Cash Equivalen9.91%         22,196,720
                                --------        ----------
                                --------        ----------
           TOTAL INVESTMENTS    100.00%      $ 224,083,731
                                ========        ==========
                                ========        ==========


 ADR--Security represented is held by the custodian bank in the form of American Depository Receipts. GDR--Security represented is held by the custodian bank in the form of Global Depository Receipts.

        FAS 157 Footnote Disclosure:

        The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

              Level 1 - quoted prices in active markets for identical securities

              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used to value the Fund's investments as of Septemer 30, 2008:

        Valuation Inputs:                            Investment in Securities:
        -----------------                            -------------------------
        Level 1 - Quoted Prices                          $ 201,887,011
        Level 2 - Other Significant Observable Inputs                -
        Level 3 - Significant Unobservable Inputs                    -
                                                       ---------------
        Total:                                           $ 201,887,011
                                                       ---------------

                         EPOCH U.S. ALL CAP EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2008
                                   (unaudited)

Number of                                % of Total     Market
Shares      Security Description         Investments    Value
----------     ---------------------------  ---------   ------------
----------     ---------------------------  ---------   ------------

               COMMON STOCKS                  98.17%

               AEROSPACE:                      5.33%
   16,150      Alliant Techsystems,  Inc.               $ 1,517,131
   25,150      Boeing Co.                                 1,442,353
   23,250      Rockwell Collins, Inc.                     1,118,093
                                                        ------------
                                                        ------------
                                                          4,077,577
                                                        ------------
                                                        ------------

               CHEMICALS:                      4.84%
   40,300      Du Pont EI De Nemours & Co                 1,624,090
   28,950      Praxair, Inc.                              2,076,873
                                                        ------------
                                                        ------------
                                                          3,700,963
                                                        ------------
                                                        ------------


               CONSUMER DISCRETIONARY:         2.16%
   21,450      Genuine Parts Co.                            862,504
   11,750      Nike, Inc. CL-B                              786,075
                                                        ------------
                                                        ------------
                                                          1,648,579
                                                        ------------
                                                        ------------

               CONSUMER STAPLES:               5.47%
   23,150      Bunge Limited                              1,462,617
   25,650      Philip Morris International                1,233,765
   62,600      Safeway Inc.                               1,484,872
                                                        ------------
                                                        ------------
                                                          4,181,254
                                                        ------------
                                                        ------------

               COSMETICS & TOILETRIES:         1.09%
   21,050      International Flavors & Fragrances           830,633
                                                        ------------
                                                        ------------

               ENERGY:                         3.09%
   13,650      Peabody Energy Corp.                         614,250
   44,960      Scana Corp.                                1,750,293
                                                        ------------
                                                        ------------
                                                          2,364,543
                                                        ------------
                                                        ------------

               ENTERTAINMENT:                  1.58%
   70,100      International Game Technology              1,204,318
                                                        ------------
                                                        ------------

               ENVIRONMENTAL SERVICES:         2.12%
   51,450      Waste Management Inc.                      1,620,160
                                                        ------------
                                                        ------------

               FINANCIAL SERVICES:            12.71%
   18,900      Ameriprise Financial, Inc.                   721,980
   48,295      Bank Of New York Company,  Inc.            1,573,451
   71,200      Hudson City Bancorp, Inc.                  1,313,640
   20,815      Istar Financial, Inc.                         54,119
   49,650      New York Commuity Bancorp, Inc.              833,624
   52,650      People's United Financial                  1,013,512
   43,460      Visa Inc.                                  2,668,009
   62,500      Western Union Co.                          1,541,875
                                                        ------------
                                                        ------------
                                                          9,720,210
                                                        ------------
                                                        ------------

               HEALTHCARE PRODUCTS:            2.64%
  100,490      Boston Scientific Corp.                    1,233,012
    3,326      Bristol Myers Squibb, Inc.                    69,347
   35,590      Endo Pharmaceuticals Holdings, Inc.          711,800
                                                        ------------
                                                        ------------
                                                          2,014,159
                                                        ------------
                                                        ------------

               HEALTHCARE SERVICES:           12.70%
   44,450      Aetna US Healthcare                        1,605,089
   43,400      Davita, Inc.                               2,474,234
   25,550      Laboratory Corp. of America Holdings       1,775,725
   31,300      Thermo Fischer Scientific Inc.             1,721,500
   43,100      Ventas, Inc.                               2,130,002
                                                        ------------
                                                        ------------
                                                          9,706,550
                                                        ------------
                                                        ------------

               INSURANCE:                      2.44%
   21,550      Everest Re Group Ltd.                      1,864,721
                                                        ------------
                                                        ------------

               MANUFACTURING:                  6.14%
    5,500      Agilent Technologies, Inc.                   163,130
   50,150      MEMC Electronic Materials, Inc.            1,417,239
   33,750      Silgan Holdings Inc.                       1,724,287
   39,083      WABCO Holdings Inc.                        1,389,010
                                                        ------------
                                                        ------------
                                                          4,693,666
                                                        ------------
                                                        ------------

               MEDIA & COMMUNICATIONS:         7.82%
   45,000      Arbitron Inc.                              2,011,050
  136,250      Comcast CL-A Special                       2,686,850
   51,350      Liberty Media Corp - Capital A             1,282,210
                                                        ------------
                                                        ------------
                                                          5,980,110
                                                        ------------
                                                        ------------

               OIL & GAS EXPLORATION:         15.21%
   20,250      Cameron International Corp.                  780,435
   27,900      ConocoPhillips                             2,043,675
   31,750      Exxon Mobil Corp.                          2,465,705
   33,182      Helix Energy Solutions Group Inc.            805,659
   36,420      National Oilwell Varco Inc.                1,829,377
   28,900      Oneok, Inc.                                  994,160
   68,583      Southern Union Co.                         1,416,229
   51,550      Weatherford International Ltd.             1,295,967
                                                        ------------
                                                        ------------
                                                         11,631,207
                                                        ------------
                                                        ------------

               SEMICONDUCTORS:                 1.20%
  172,050      Silicon Image, Inc.                          918,747
                                                        ------------
                                                        ------------

               SOFTWARE & SERVICES:           10.73%
    8,900      Apple Computer, Inc.                       1,011,574
   41,490      Electronic Arts, Inc.                      1,534,715
   31,550      Fair Isaac Corp                              727,543
  119,630      Microsoft Corp.                            3,192,925
   85,530      Oracle Corp.                               1,737,114
                                                        ------------
                                                        ------------
                                                          8,203,871
                                                        ------------
                                                        ------------

               TRANSPORTATION:                 0.90%
   11,850      Overseas Shipholding Group, Inc.             690,974
                                                        ------------
                                                        ------------

               Total Securities               98.17%   $ 75,052,242
               Cash and Cash Equivalents       1.83%      1,401,674
                                            ---------   ------------
                                            ---------   ------------
               TOTAL INVESTMENTS             100.00%   $ 76,453,916
                                            =========   ============
                                            =========   ============



FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2008:

Valuation Inputs:                                   Investment in Securities:
-----------------                                   -------------------------
Level 1 - Quoted Prices                             $ 75,052,242
Level 2 - Other Significant Observable Inp#ts                  -
Level 3 - Significant Unobservable Inputs #                    -
                                                       ---------
                                                       ---------
   Total:                                           $ 75,052,242
                                                       ---------
                                                       ---------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: November 18, 2008
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: November 18, 2008
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: November 18, 2008
      ------------------------------------